INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	$ 20,475	$ 4,999
Less: accumulated amortization	(2,696)	(508)
Accumulated impairment loss	(79)
Intangible assets, net	17,700	4,491
Amortization expenses	2,224	529	$ 0
Impairment loss for intangible assets	79	0
Estimated amortization expenses
2020	2,670
2021	2,701
2022	2,288
2023	1,282
2024	942
Thereafter	51
Trademark
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,350	1,367
Student base
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	7,526	$ 3,632
Initial franchise
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,626
Brand
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,120
Non-compete agreement
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	632
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	86
Software and courses
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	340
Contracts
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	29
Trademark
INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	$ 7,766